Forester Funds

100 Field Drive

Lake Forest, IL 60045

224-544-5123

June 3, 2010

SEC

Washington, DC.

RE:

Forester Funds 485 A Filing

Ladies and Gentlemen:

This letter is to request accelerated effectiveness of this filing.  This filing makes the following changes:

Forester Value Fund – Class N:

Conforms the prospectus to new Summary

Prospectus rules and updates financials.

Forester Value Fund – Class I:

Conforms the prospectus to new Summary

Prospectus rules and updates financials.

Forester Value Fund – Class R:

New share class.  Same as Class N except different

12b-1 fee.

Forester Discovery Fund:

Conforms the prospectus to new Summary

Prospectus rules and updates financials.

Statement of Additional Info:

Updates information and financials.

Please feel free to contact us should you have any questions.

Very truly yours,

/s/ Forester Funds, Inc.

Forester Funds, Inc.

CIK 1088323